Pension and postretirement benefits - Additional information (Detail) (USD $)	12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Pensions And Benefit Restoration Plans [Member]	Dec. 31, 2012 Pensions And Benefit Restoration Plans [Member]	Dec. 31, 2013 Other Postretirement Benefit Plans Defined Benefit [Member]	Dec. 31, 2014 Other Postretirement Benefit Plans Defined Benefit [Member]	Dec. 31, 2013 Savings Plans [Member]	Dec. 31, 2012 Savings Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan Estimated Future Employer Contributions In Current Fiscal Year							$ 6,200,000
Number Of Employees Eligible For The Voluntary Retirement Program	958
Retirement Program Benefit of the Voluntary Retirement Program	one-year of their current base pay rate
Retired Employees for Voluntary Retirement Program	369
Defined Benefit Plan Pension And Restoration Plans Interest In Net Assets Of The Master Trust		100.00%
Defined Benefit Plans, General Information				BPPR’s non-contributory, defined benefit retirement plan is currently closed to new hires and to employees who at December 31, 2005 were under 30 years of age or were credited with less than 10 years of benefit service. Effective May 1, 2009, the accrual of the benefits under the BPPR retirement plan (the “P.R. Plans”) were frozen to all participants. Pursuant to the amendment, the retirement plan participants will not receive any additional credit for compensation earned and service performed after April 30, 2009 for purposes of calculating benefits under the retirement plan. The retirement plan’s benefit formula is based on a percentage of average final compensation and years of service. Normal retirement age under the retirement plans is age 65 with 5 years of service. Pension costs are funded in accordance with minimum funding standards under the Employee Retirement Income Security Act of 1974 (“ERISA”). Benefits under the BPPR retirement plan are subject to the U.S. and PR Internal Revenue Code limits on compensation and benefits. Benefits under restoration plans restore benefits to selected employees that are limited under the retirement plan due to U.S. and PR Internal Revenue Code limits and a compensation definition that excludes amounts deferred pursuant to nonqualified arrangements. The freeze applied to the restoration plan as well.		In addition to providing pension benefits, BPPR provides certain health care benefits for certain retired employees. Regular employees of BPPR, hired before February 1, 2000, may become eligible for health care benefits, provided they reach retirement age while working for BPPR. Certain employees who elected to retire as of February 1, 2012 under the voluntary retirement program were also eligible to receive postretirement health care benefits. The Corporation amended the postretirement health care benefits plan effective January 1, 2014 to increase the participant’s share of the plan cost. The postretirement health care benefit obligation as of December 31, 2013 reflects such amendments to the plan.
Defined Benefit Plan, Transfers Between Measurement Levels				0	0
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0	0	0	0	0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0	0	0	0	0
Number Of Employees Eligible For Lump Sum Distribution	1,859
Lump Sum Distribution Program Total Employees	1,081
Lump Sum Distribution Program Requirement	During 2013 the Corporation offered a Lump Sum Distribution to terminated vested participants whose deferred pension has a current value of up to $40 thousand.
Savings Plans								55,700,000	42,500,000
Savings Plans Contributions								$ 3,600,000
Savings Plans Stocks Held								1,939,089	2,046,162